Reconciliation of Financial Statements to the Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule of Reconciliation of Net Assets Available for Benefits Per Financial Statements to Form 5500

The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial
statements	$300,123,379	$238,159,731
Less: Amount allocated to withdrawing participants	-	(33,516)
Net assets available for benefits per Form 5500	$300,123,379	$238,126,215

The following is a reconciliation of benefits paid to participants per the financial statements for the year ended December 31, 2025 to the Form 5500:

For the year ended
December 31, 2025
Benefits paid to participants per the financial statements	$33,022,830
Add: Amounts allocated to withdrawing participants at December 31, 2025	-
Less: Amounts allocated to withdrawing participants at December 31, 2024	(33,516)
Benefits paid to participants per the Form 5500	$32,989,314